Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expense (Parenthetical) (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Exemption effect of disposal	₺ 169,936	₺ 24,268
Fintur [member]
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Exemption effect of disposal	₺ 76,164